Schedule1 - Registrant's Condensed Financial Statements - Additional Information (Detail) $ in Thousands				6 Months Ended	12 Months Ended
	Jun. 06, 2019	Oct. 22, 2018 USD ($)	Jun. 23, 2016 USD ($)	Jun. 06, 2019	Dec. 29, 2018 USD ($)	Dec. 31, 2016 USD ($)
Condensed Financial Statements, Captions [Line Items]
Stock split, conversion ratio	1.403			1.403
Globe Intermediate Corp
Condensed Financial Statements, Captions [Line Items]
Percentage of equity investment fund					100.00%
GOBP Holdings Inc
Condensed Financial Statements, Captions [Line Items]
Percentage of equity investment fund					100.00%
GOBP Midco Inc
Condensed Financial Statements, Captions [Line Items]
Percentage of equity investment fund					100.00%
Grocery Outlet Inc
Condensed Financial Statements, Captions [Line Items]
Percentage of equity investment fund					100.00%
Parent Company
Condensed Financial Statements, Captions [Line Items]
Stock split, conversion ratio	1.403
Dividend Declared to common stock holders		$ 153,600	$ 86,500
Proceeds from equity method investment, return of Capital		126,236	86,454		$ 126,236	$ 86,454
Proceeds from equity method investment, dividend distribution		27,351			$ 27,351
Parent Company | Globe Intermediate Corp
Condensed Financial Statements, Captions [Line Items]
Dividend Received from Intermediate		$ 153,600	$ 86,500
Parent Company | Globe Intermediate Corp
Condensed Financial Statements, Captions [Line Items]
Percentage of equity investment fund					100.00%
Parent Company | GOBP Holdings Inc
Condensed Financial Statements, Captions [Line Items]
Percentage of equity investment fund					100.00%
Parent Company | GOBP Midco Inc
Condensed Financial Statements, Captions [Line Items]
Percentage of equity investment fund					100.00%
Parent Company | Grocery Outlet Inc
Condensed Financial Statements, Captions [Line Items]
Percentage of equity investment fund					100.00%